Investments in affiliates and investments in available-for-sale securities	12 Months Ended
Dec. 31, 2017
INVESTMENTS IN AFFILIATES AND INVESTMENTS IN AVAILABLE-FOR-SALE SECURITIES [Abstract]
INVESTMENTS IN AFFILIATES AND INVESTMENTS IN AVAILABLE-FOR-SALE SECURITIES

NOTE 8: INVESTMENTS IN AFFILIATES AND INVESTMENTS IN AVAILABLE –FOR-SALE SECURITIES

Navios Partners

On August 7, 2007, Navios Holdings formed Navios Partners under the laws of Marshall Islands. Navios GP L.L.C. (the “General Partner”), a wholly owned subsidiary of Navios Holdings, was also formed on that date to act as the general partner of Navios Partners and received a 2.0% general partner interest.

In February 2015, Navios Partners completed a public offering of 4,600,000 common units, raising gross proceeds of $60,214. Following this transaction, Navios Holdings paid $1,229 to retain its 2.0% general partner interest. In addition, Navios Partners completed a private placement of 1,120,547 common units and 22,868 general partner units to Navios Holdings raising additional gross proceeds of $14,967.

On March 17, 2017, Navios Holdings transferred to Navios Partners its participation in the Navios Revolving Loans I and the Navios Term Loans I, both as defined herein, and relating to Navios Europe I, for a consideration of $33,473, comprised of $4,050 in cash and 13,076,923 newly issued common units of Navios Partners with a fair value of $29,423 (based on Navios Partners’ trading price as of the closing of the transaction). Concurrently, Navios Holdings acquired 266,876 common units in Navios Partners in order to maintain its 2% general partner interest for a cash consideration of $468. See also Note 15.

On March 20, 2017, Navios Partners announced that it has closed an offering of 47,795,000 common units at $2.10 per common unit. Navios Holdings acquired 975,408 common units in Navios Partners in order to maintain its 2% general partner interest for a cash consideration of $2,048.

During the first quarter of 2017, Navios Partners also issued 2,040,000 of common units to certain Navios Partners’ directors and/or officers, and 1,200,442 common units pursuant to Navios Partners’ Continuous Offering Program Sales Agreement. Concurrently, Navios Holdings acquired 66,131 common units in Navios Partners in order to maintain its 2% general partner interest for a cash consideration of $110.

In September 2017, Navios Holdings acquired 7,376 common units in Navios Partners in order to maintain its 2% general partner interest for a cash consideration of $12.

As of December 31, 2017, Navios Holdings held a total of 28,421,233 common units and 3,016,284 general partners units, representing a 20.8% interest in Navios Partners, including the 2.0% general partner interest, and the entire investment in Navios Partners is accounted for under the equity method.

As of December 31, 2017 and 2016, the unamortized difference between the carrying amount of the investment in Navios Partners and the amount of the Company’s underlying equity in net assets of Navios Partners was $98,608 and $112,417, respectively, and is amortized through “Equity/(loss) in net earnings of affiliated companies” over the remaining life of Navios Partners’ tangible and intangible assets.

As of December 31, 2017 and 2016, the carrying amount of the investment in Navios Partners was $66,773 and $24,033, respectively. During the year ended December 31, 2016, the Company recognized an OTTI loss of $83,596 relating to its investment in Navios Partners and the amount was included in “Equity/(loss) in net earnings of affiliated companies”.

Total pre-OTTI equity method income/(loss) and amortization of deferred gain of $12,570, $(5,979) and $15,462 were recognized in “Equity/(loss) in net earnings of affiliated companies” for the years ended December 31, 2017, 2016 and 2015, respectively.

Dividends received during the year ended December 31, 2017, 2016 and 2015 were $0, $0 and $27,993, respectively.

As of December 31, 2017, the market value of the investment in Navios Partners was $74,193.

Acropolis

Navios Holdings has a 50% interest in Acropolis, a brokerage firm for freight and shipping charters. Although Navios Holdings owns 50% of Acropolis’ stock, Navios Holdings agreed with the other shareholder that the earnings and amounts declared by way of dividends will be allocated 35% to the Company with the balance to the other shareholder. As of December 31, 2017 and 2016, the carrying amount of the investment was $228 and $105, respectively. Dividends received for each of the years ended December 31, 2017, 2016 and 2015 were $55, $85 and $454, respectively.

Navios Acquisition

As of December 31, 2017, Navios Holdings had a 42.9% voting and a 46.2% economic interest in Navios Acquisition.

As of December 31, 2017 and 2016, the unamortized difference between the carrying amount of the investment in Navios Acquisition and the amount of the Company’s underlying equity in net assets of Navios Acquisition was $113,597 and $140,131, respectively, and is amortized through “Equity/(loss) in net earnings of affiliated companies” over the remaining life of Navios Acquisition tangible and intangible assets.

As of December 31, 2017 and 2016, the carrying amount of the investment in Navios Acquisition was $99,590 and $124,062, respectively. During the year ended December 31, 2016, the Company recognized an OTTI loss of $144,430 relating to its investment in Navios Acquisition and the amount was included in “Equity /(loss) in net earnings of affiliated companies”.

Total pre-OTTI equity method (loss)/income of $(9,875), $29,801 and $43,299 were recognized in “Equity/(loss) in net earnings of affiliated companies” for the years ended December 31, 2017, 2016 and 2015, respectively.

Dividends received for each of the years ended December 31, 2017, 2016 and 2015 were $14,595, $14,595 and $18,244, respectively.

As of December 31, 2017, the market value of the investment in Navios Acquisition was $81,005.

Navios Europe I

On December 18, 2013, Navios Europe I acquired ten vessels for aggregate consideration consisting of (i) cash (which was funded with the proceeds of senior loan facilities (the “Senior Loans I”) and loans aggregating to $10,000 from Navios Holdings, Navios Acquisition and Navios Partners (in each case, in proportion to their economic interests in Navios Europe I) (collectively, the “Navios Term Loans I”) and (ii) the assumption of a junior participating loan facility (the “Junior Loan I”). In addition to the Navios Term Loans I, Navios Holdings, Navios Acquisition and Navios Partners will also make available to Navios Europe I revolving loans up to $24,100 to fund working capital requirements (collectively, the “Navios Revolving Loans I”). The Navios Term Loans I will be repaid from the future sale of vessels owned by Navios Europe I.

On an ongoing basis, Navios Europe I is required to distribute cash flows (after payment of operating expenses and amounts due pursuant to the terms of the Senior Loans I) according to a defined waterfall calculation.

Navios Holdings evaluated its investment in Navios Europe I under ASC 810 and concluded that Navios Europe I is a VIE and that it is not the party most closely associated with Navios Europe I and, accordingly, is not the primary beneficiary of Navios Europe I.

Navios Holdings further evaluated its investment in the common stock of Navios Europe I under ASC 323 and concluded that it has the ability to exercise significant influence over the operating and financial policies of Navios Europe I and, therefore, its investment in Navios Europe I is accounted for under the equity method.

The initial amount provided for in Navios Europe I of $4,750 at the inception included the Company’s share of the basis difference between the fair value and the underlying book value of the assets of Navios Europe I, which amounted to $6,763. This difference is amortized through “Equity/(loss) in net earnings of affiliated companies” over the remaining life of Navios Europe I. As of December 31, 2017 and December 31, 2016, the unamortized basis difference of Navios Europe I was $4,034, and $4,710, respectively.

As of December 31, 2017 and 2016, the estimated maximum potential loss by Navios Holdings in Navios Europe I would have been $23,838 and $18,268, respectively, which represents the Company’s carrying value of its investment and balance of Navios Term Loans I of $7,924 and $8,198, respectively, including accrued interest, plus the Company’s balance of the Navios Revolving Loans I of $15,914 and $10,070, respectively, including accrued interest, and does not include the undrawn portion of the Navios Revolving Loans I.

(Loss)/Income of $(1,089), $1,303 and $1,293 was recognized in “Equity/(loss) in net earnings of affiliated companies” for the years ended December 31, 2017, 2016 and 2015, respectively.

As of December 31, 2017 and 2016, the carrying amount of the investment in Navios Europe I was $4,750 and $5,967, respectively.

Navios Europe II

On February 18, 2015, Navios Holdings, Navios Acquisition and Navios Partners established Navios Europe II. From June 8, 2015 through December 31, 2015, Navios Europe II acquired 14 vessels for aggregate consideration consisting of: (i) cash (which was funded with the proceeds of a senior loan facility (the “Senior Loans II”) and loans aggregating to $14,000 from Navios Holdings, Navios Acquisition and Navios Partners (in each case, in proportion to their economic interests in Navios Europe II) (collectively, the “Navios Term Loans II”) and (ii) the assumption of a junior participating loan facility (the “Junior Loan II”). In addition to the Navios Term Loans II, Navios Holdings, Navios Acquisition and Navios Partners will also make available to Navios Europe II revolving loans up to $43,500 to fund working capital requirements (collectively, the “Navios Revolving Loans II”). The Navios Term Loans II will be repaid from the future sale of vessels owned by Navios Europe II. In March 2017, the amount of the Navios Revolving Loans II increased by $14,000.

On an ongoing basis, Navios Europe II is required to distribute cash flows (after payment of operating expenses, amounts due pursuant to the terms of the Senior Loans II) according to a defined waterfall calculation.

Navios Holdings evaluated its investment in Navios Europe II under ASC 810 and concluded that Navios Europe II is a VIE and that it is not the party most closely associated with Navios Europe II and, accordingly, is not the primary beneficiary of Navios Europe II.

Navios Holdings further evaluated its investment in the common stock of Navios Europe II under ASC 323 and concluded that it has the ability to exercise significant influence over the operating and financial policies of Navios Europe II and, therefore, its investment in Navios Europe II is accounted for under the equity method.

The initial amount provided for in Navios Europe II of $6,650, at the inception included the Company’s share of the basis difference between the fair value and the underlying book value of the assets of Navios Europe II, which amounted to $9,419. This difference is amortized through “Equity/(loss) in net earnings of affiliated companies” over the remaining life of Navios Europe II. As of December 31, 2017 and December 31, 2016, the unamortized basis difference of Navios Europe II was $7,011 and $7,953, respectively.

As of December 31, 2017 and 2016, the estimated maximum potential loss by Navios Holdings in Navios Europe II would have been $22,463 and $22,287, respectively, which represents the Company’s carrying value of its investment and balance of Navios Term Loans II of $10,400 and $7,944, respectively, plus the Company’s balance of the Navios Revolving Loans II of $12,063 and $14,343, respectively, including accrued interest, and does not include the undrawn portion of the Navios Revolving Loans II.

Income/(loss)of $2,456 and $(14) was recognized in “Equity/(loss) in net earnings of affiliated companies” for the years ended December 31, 2017 and 2016, respectively.

As of December 31, 2017 and December 31, 2016, the carrying amount of the investment in Navios Europe II was $6,650 and $5,894, respectively.

Navios Containers

On June 8, 2017, Navios Containers closed a private placement of 10,057,645 shares of its common stock at a subscription price of $5.00 per share resulting in gross proceeds of $50,288. Navios Holdings invested $5,000, and Navios Partners invested $30,000 in Navios Containers. Each of Navios Holdings and Navios Partners also received warrants for the purchase of an additional 1.7% and 6.8%, respectively, of the equity of Navios Containers. The warrants can be exercised for shares of common stock of Navios Containers at the holder’s option at an exercise price of $5.00 per share. The warrants have a five year-term, which may be reduced to an earlier expiration date in the event of conversion of Navios Containers into a partnership.

As of December 31, 2017, and following Navios Containers’ private placements in August and November 2017, Navios Holdings owned 3.4% in Navios Containers and warrants, for the purchase of an additional 1.7% of the equity of  Navios Containers.

Navios Holdings evaluated its investment in the common stock of Navios Containers under ASC 323 and concluded that it has the ability to exercise significant influence over the operating and financial policies of Navios Containers and, therefore, its investment in Navios Containers is accounted for under the equity method.

Total equity method income of $161 was recognized in “Equity/(loss) in net earnings of affiliated companies” for the year ended December 31, 2017.

As of December 31, 2017, the carrying amount of the investment in Navios Containers was $5,161. As of December 31, 2017, the market value of the investment in Navios Containers was $5,581.

Following the results of the significant tests performed by the Company, it was concluded that one affiliate met the significant threshold requiring summarized financial information of all affiliated companies being presented.

Summarized financial information of the affiliated companies is presented below:

	December 31, 2017				December 31, 2016
Balance Sheet	Navios Partners	Navios Europe I	Navios Europe II	Navios Containers	Navios Partners	Navios Europe I	Navios Europe II
Cash and cash equivalents, including restricted cash	$29,933	$19,185	$16,882	$14,501	$25,088	$10,785	$16,916
Current assets	60,306	22,417	28,403	21,371	56,349	15,980	19,487
Non-current assets	1,244,996	145,940	195,784	245,440	1,212,231	169,925	232,363
Current liabilities	54,247	21,284	25,805	49,559	98,950	18,490	24,126
Long- term debt including current portion, net	493,463	75,472	109,223	119,033	523,776	86,060	119,234
Non-current liabilities	483,345	125,283	164,276	76,534	489,421	155,387	184,530

	December 31, 2017				December 31, 2016			December 31, 2015
Income Statement	Navios Partners	Navios Europe I	Navios Europe II	Navios Containers	Navios Partners	Navios Europe I	Navios Europe II	Navios Partners	Navios Europe I	Navios Europe II
Revenue	$211,652	$37,468	$38,633	$39,188	$190,524	$40,589	$30,893	$223,676	$41,437	$20,767
Net (loss)/ income before non-cash change in fair value of Junior Loan I and Junior Loan II	$(15,090)	$(20,778)	$22,749	$2,638	$(52,549)	$(2,174)	$(25,062)	$41,805	$(1,347)	$1,673
Net (loss)/income	$(15,090)	$9,762	$(9,086)	$2,638	$(52,549)	$16,137	$(34,059)	$41,805	$(1,118)	$77,252

Available-for-sale securities (“AFS Securities”)

During the year ended December 31, 2017, the Company received shares of Pan Ocean Co.Ltd (“STX”) as partial compensation for the claims filed under the Korean court for all unpaid amounts in respect of the employment of the Company’s vessels. The shares were recorded at fair value upon their issuance and subsequent changes in market value are recognized within accumulated other comprehensive income/(loss) and the unrealized holding gain was $2 and $0 as of December 31, 2017 and 2016, respectively.

During the year ended December 31, 2013, the Company received shares of Korea Line Corporation (“KLC”), and during the year ended December 31, 2015, the Company received shares of STX. During the third quarter of 2016, the Company sold all its KLC and STX securities it held at the time for a total consideration of $5,303.

The shares received from KLC and STX were accounted for under the guidance for AFS Securities. The Company has no other types of AFS securities.

As of December 31, 2017 and 2016, the carrying amount of the available-for-sale securities related to STX was $238 and $0, respectively and was recorded under “Other long-term assets” in the consolidated balance sheet. During each of the years ended December 31, 2016 and 2015, the Company considered the decline in fair value of the KLC shares as “other-than-temporary” and therefore, recognized a loss out of accumulated other comprehensive income /(loss) of $345 and $1,783, respectively. The respective losses were included within the caption “Other expense” in the accompanying consolidated statement of comprehensive (loss)/income.